Borrowings (Tables)	12 Months Ended
Jun. 30, 2026
Borrowings
Schedule of borrowings
	Book value		Fair value
	06.30.2026	06.30.2025	06.30.2026	06.30.2025
Non-convertible notes	1,777,340	1,471,259	1,829,942	1,461,759
Bank loans	192,859	278,821	192,859	278,821
Bank overdrafts	30,301	19,278	30,301	19,278
Others	22,287	24,338	22,287	24,338
Total borrowings	2,022,787	1,793,696	2,075,389	1,784,196

Non-current	1,457,642	1,078,201
Current	565,145	715,495
Total	2,022,787	1,793,696

Schedule of maturity of the groups borrowings
	06.30.2026	06.30.2025

Capital:
Less than one year	524,349	681,749
Between 1 and 2 years	306,715	229,652
Between 2 and 3 years	301,772	251,655
Between 3 and 4 years	122,621	10,864
Between 4 and 5 years	6,722	92,955
More than 5 years	688,706	462,637
	1,950,885	1,729,512
Accrued interest:
Less than one year	40,796	33,746
Between 1 and 2 years	28,023	1,807
Between 2 and 3 years	281	23,977
Between 3 and 4 years	-	8
Between 4 and 5 years	2,511	-
More than 5 years	291	4,646
	71,902	64,184
	2,022,787	1,793,696

Schedule of reconcilation of borrowing
	06.30.2026	06.30.2025
Balance at the beginning of the year	1,793,696	1,531,498
Borrowings	1,195,599	1,163,462
Payment of borrowings	(831,146)	(780,534)
(Payment) / collection of short term loans, net	13,904	(14,959)
Incorporation by business combination (i) (ii)	200	8,873
Interests paid	(132,215)	(127,346)
Accrued interests	152,582	113,995
Currency translation adjustment and exchange differences, net	(128,153)	136,503
Inflation adjustment	(49,411)	(236,884)
Reclassifications and other movements	7,731	(912)
Balance at the end of the year	2,022,787	1,793,696

Schedule of borrowing by type of fixed-rate and floating-rate
	06.30.2026
	Argentine Peso	Brazilian Reais	Uruguayan Peso	Total
Fixed rate:
Argentine Peso	44,429	-	-	44,429
Brazilian Reais	-	137,984	-	137,984
US Dollar	1,678,668	13,164	2,131	1,693,963
Subtotal fixed-rate borrowings	1,723,097	151,148	2,131	1,876,376
Floating rate:
Brazilian Reais	-	146,411	-	146,411
US Dollar	-	-	-	-
Subtotal floating rate borrowings	-	146,411	-	146,411
Total borrowings	1,723,097	297,559	2,131	2,022,787
	06.30.2025
	Argentine Peso	Brazilian Reais	Uruguayan Peso	Total
Fixed rate:
Argentine Peso	33,695	-	-	33,695
Brazilian Reais	-	82,053	-	82,053
US Dollar	1,490,174	36,925	2,244	1,529,343
Subtotal fixed-rate borrowings	1,523,869	118,978	2,244	1,645,091
Floating rate:
Brazilian Reais	-	148,605	-	148,605
US Dollar	-	-	-	-
Subtotal floating rate borrowings	-	148,605	-	148,605
Total borrowings	1,523,869	267,583	2,244	1,793,696

Summary of debt issuances made by group
Entity	Class	Issuance / expansion date	Amount in original currency	Maturity date	Interest rate	Principal payment	Interest payment
CRESUD	Series XLVI	jul-24	USD 28.55	7/18/2027	1.50%	At maturity	Semi-annually
CRESUD	Series XLVII	nov-24	USD 64.42	11/15/2028	7.00%	At maturity	Semi-annually
CRESUD	Series XLVIII	jul-25	USD 43.66	7/11/2028	8.00%	At maturity	Semi-annually
CRESUD	Series XLIX	sept-25	USD 31.31	9/2/2027	7.25%	At maturity	Semi-annually
CRESUD	Series L	Dec-25	USD 70.38	3/10/2029	7.25%	At maturity	Semi-annual payment – except for the first payment, which will be 9 months after issuance
CRESUD	Series LI	Jan-26	USD 46.78	1/20/2027	5.75%	At maturity	Semi-annually
CRESUD	Series LII	Apr-26	USD 41.20	4/30/2028	4.75%	At maturity	Semi-annual payment – except for the 1st and 2nd payments, which will be 9 and 12 months after issuance
CRESUD	Series LIII	Apr-26	USD 23.00	4/30/2030	6.25%	At maturity	Semi-annual payment – except for the 1st and 2nd payments, which will be 9 and 12 months after issuance
FyO	Series A	Jan-26	USD 21.00	7/20/2027	7.90%	At maturity	Quarterly
FyO	Series B	Jan-26	USD 7.00	1/20/2027	8.50%	At maturity	Semi-annually
IRSA	Series XXII	oct-24	USD 15.80	10/23/2027	5.75%	At maturity	Semi-annually
IRSA	Series XXIII	oct-24	USD 51.47	10/23/2029	7.25%	At maturity	Semi-annually
IRSA	Series XXIV	mar-25	USD 480.45	3/31/2035	8.00%	33% march-33 - 33% march-34 and 34% march-35	Semi-annually
IRSA	Series XXV	jun-26	USD 50.00	6/8/2027	3.75%	At maturity	Semi-annually